Condensed Consolidating Statement of Condition (Detail) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash And Due From Banks		$ 363,674	$ 381,095
Money market investments		2,180,092	1,822,386
Trading account securities, at fair value		71,659	138,527
Investment securities available-for-sale, at fair value		6,062,992	5,315,159
Investment securities held-to-maturity, at amortized cost		100,903	103,170
Other investment securities, at lower of cost or realizable value		172,248	161,906
Investment in subsidiaries		0	0
Loans held-for-sale, at lower of cost or fair value		137,000	106,104
Loans held-in-portfolio:
Loans not covered under loss-sharing agreements with the FDIC		22,453,813	19,498,286
Loans covered under loss-sharing agreements with the FDIC		646,115	2,542,662
Less - Unearned income		107,698	93,835
Allowance for loan losses		537,111	601,792
Total loans held-in-portfolio, net		22,455,119	21,345,321
FDIC loss-share asset		310,221	542,454
Premises and equipment, net		502,611	494,581
Accrued income receivable		124,234	121,818
Mortgage servicing assets, at fair value		211,405	148,694	$ 161,099
Other assets		2,200,963	1,646,443
Goodwill		626,388	465,676	647,757
Other intangible assets		58,109	37,595
Total assets		35,769,534	33,096,695
Deposits:
Non-interest bearing		6,401,515	5,783,748
Interest bearing		20,808,208	19,023,787
Total deposits		27,209,723	24,807,535
Federal funds purchased and assets sold under agreements to repurchase		762,145	1,271,657
Other short-term borrowings		1,200	21,200
Notes payable		1,670,309	1,711,828
Other liabilities		1,019,018	1,012,029
Liabilities from discontinued operations		1,815	5,064
Total liabilities		30,664,210	28,829,313
Stockholders' equity:
Preferred stock		50,160	50,160
Common stock		1,038	1,036
Surplus		4,229,156	4,196,458
Retained Earnings (Accumulated Deficit)		1,087,957	253,717
Treasury stock		(6,101)	(4,117)
Accumulated other comprehensive (loss) income, net of tax		(256,886)	(229,872)	(188,745)
Total stockholders' equity		5,105,324	4,267,382	$ 4,626,150	$ 4,110,000
Total liabilities and stockholders' equity		35,769,534	33,096,695
Non Covered Under Loss Sharing Agreements with FDIC
Loans held-in-portfolio:
Other real estate owned		155,231	135,500
Covered Under Loss Sharing Agreements With FDIC Member
Loans held-in-portfolio:
Loans covered under loss-sharing agreements with the FDIC		646,115	2,542,662
Other real estate owned		36,685	130,266
Popular, Inc. Holding Co.
Assets
Cash And Due From Banks		24,298	20,448
Money market investments		262,204	19,747
Trading account securities, at fair value		2,020	1,640
Investment securities available-for-sale, at fair value		216	231
Investment securities held-to-maturity, at amortized cost		0	0
Other investment securities, at lower of cost or realizable value	[1]	9,850	9,850
Investment in subsidiaries		5,539,325	4,878,866
Loans held-for-sale, at lower of cost or fair value		0	0
Loans held-in-portfolio:
Loans not covered under loss-sharing agreements with the FDIC		1,176	55,486
Loans covered under loss-sharing agreements with the FDIC		0	0
Less - Unearned income		0	0
Allowance for loan losses		3	41
Total loans held-in-portfolio, net		1,173	55,445
FDIC loss-share asset		0	0
Premises and equipment, net		2,823	2,512
Accrued income receivable		85	75
Mortgage servicing assets, at fair value		0	0
Other assets		62,204	67,962
Goodwill		0	0
Other intangible assets		554	555
Total assets		5,905,284	5,057,421
Deposits:
Non-interest bearing		0	0
Interest bearing		0	0
Total deposits		0	0
Federal funds purchased and assets sold under agreements to repurchase		0	0
Other short-term borrowings		0	0
Notes payable		740,812	740,812
Other liabilities		59,148	49,226
Liabilities from discontinued operations		0	0
Total liabilities		799,960	790,038
Stockholders' equity:
Preferred stock		50,160	50,160
Common stock		1,038	1,036
Surplus		4,220,629	4,187,931
Retained Earnings (Accumulated Deficit)		1,096,484	262,244
Treasury stock		(6,101)	(4,116)
Accumulated other comprehensive (loss) income, net of tax		(256,886)	(229,872)
Total stockholders' equity		5,105,324	4,267,383
Total liabilities and stockholders' equity		5,905,284	5,057,421
Popular, Inc. Holding Co. | Non Covered Under Loss Sharing Agreements with FDIC
Loans held-in-portfolio:
Other real estate owned		532	90
Popular, Inc. Holding Co. | Covered Under Loss Sharing Agreements With FDIC Member
Loans held-in-portfolio:
Other real estate owned		0	0
PNA Holding Co.
Assets
Cash And Due From Banks		600	608
Money market investments		23,931	357
Trading account securities, at fair value		0	0
Investment securities available-for-sale, at fair value		0	0
Investment securities held-to-maturity, at amortized cost		0	0
Other investment securities, at lower of cost or realizable value		4,492	4,492
Investment in subsidiaries		1,789,512	1,353,616
Loans held-for-sale, at lower of cost or fair value		0	0
Loans held-in-portfolio:
Loans not covered under loss-sharing agreements with the FDIC		0	0
Loans covered under loss-sharing agreements with the FDIC		0	0
Less - Unearned income		0	0
Allowance for loan losses		0	0
Total loans held-in-portfolio, net		0	0
FDIC loss-share asset		0	0
Premises and equipment, net		0	0
Accrued income receivable		115	112
Mortgage servicing assets, at fair value		0	0
Other assets		24,101	26,514
Goodwill		0	0
Other intangible assets		0	0
Total assets		1,842,751	1,385,699
Deposits:
Non-interest bearing		0	0
Interest bearing		0	0
Total deposits		0	0
Federal funds purchased and assets sold under agreements to repurchase		0	0
Other short-term borrowings		0	8,169
Notes payable		148,988	148,988
Other liabilities		6,659	6,872
Liabilities from discontinued operations		0	0
Total liabilities		155,647	164,029
Stockholders' equity:
Preferred stock		0	0
Common stock		2	2
Surplus		4,111,208	4,269,208
Retained Earnings (Accumulated Deficit)		(2,416,251)	(3,043,476)
Treasury stock		0	0
Accumulated other comprehensive (loss) income, net of tax		(7,855)	(4,064)
Total stockholders' equity		1,687,104	1,221,670
Total liabilities and stockholders' equity		1,842,751	1,385,699
PNA Holding Co. | Non Covered Under Loss Sharing Agreements with FDIC
Loans held-in-portfolio:
Other real estate owned		0	0
PNA Holding Co. | Covered Under Loss Sharing Agreements With FDIC Member
Loans held-in-portfolio:
Other real estate owned		0	0
All other subsidiaries and eliminations
Assets
Cash And Due From Banks		363,620	380,890
Money market investments		2,179,887	1,803,639
Trading account securities, at fair value		69,639	136,887
Investment securities available-for-sale, at fair value		6,062,776	5,314,928
Investment securities held-to-maturity, at amortized cost		100,903	103,170
Other investment securities, at lower of cost or realizable value		157,906	147,564
Investment in subsidiaries		0	0
Loans held-for-sale, at lower of cost or fair value		137,000	106,104
Loans held-in-portfolio:
Loans not covered under loss-sharing agreements with the FDIC		22,452,637	19,496,569
Loans covered under loss-sharing agreements with the FDIC		646,115	2,542,662
Less - Unearned income		107,698	93,835
Allowance for loan losses		537,108	601,751
Total loans held-in-portfolio, net		22,453,946	21,343,645
FDIC loss-share asset		310,221	542,454
Premises and equipment, net		499,788	492,069
Accrued income receivable		124,070	121,657
Mortgage servicing assets, at fair value		211,405	148,694
Other assets		2,132,616	1,570,094
Goodwill		626,388	465,677
Other intangible assets		57,555	37,040
Total assets		35,679,104	32,980,188
Deposits:
Non-interest bearing		6,426,359	5,804,599
Interest bearing		21,094,138	19,025,144
Total deposits		27,520,497	24,829,743
Federal funds purchased and assets sold under agreements to repurchase		762,145	1,271,657
Other short-term borrowings		1,200	66,800
Notes payable		780,509	822,028
Other liabilities		971,429	974,147
Liabilities from discontinued operations		1,815	5,064
Total liabilities		30,037,595	27,969,439
Stockholders' equity:
Preferred stock		0	0
Common stock		56,307	56,307
Surplus		5,712,635	5,931,161
Retained Earnings (Accumulated Deficit)		128,459	(747,702)
Treasury stock		0	(1)
Accumulated other comprehensive (loss) income, net of tax		(255,892)	(229,016)
Total stockholders' equity		5,641,509	5,010,749
Total liabilities and stockholders' equity		35,679,104	32,980,188
All other subsidiaries and eliminations | Non Covered Under Loss Sharing Agreements with FDIC
Loans held-in-portfolio:
Other real estate owned		154,699	135,410
All other subsidiaries and eliminations | Covered Under Loss Sharing Agreements With FDIC Member
Loans held-in-portfolio:
Other real estate owned		36,685	130,266
Elimination
Assets
Cash And Due From Banks		(24,844)	(20,851)
Money market investments		(285,930)	(1,357)
Trading account securities, at fair value		0	0
Investment securities available-for-sale, at fair value		0	0
Investment securities held-to-maturity, at amortized cost		0	0
Other investment securities, at lower of cost or realizable value		0	0
Investment in subsidiaries		(7,328,837)	(6,232,482)
Loans held-for-sale, at lower of cost or fair value		0	0
Loans held-in-portfolio:
Loans not covered under loss-sharing agreements with the FDIC		0	(53,769)
Loans covered under loss-sharing agreements with the FDIC		0	0
Less - Unearned income		0	0
Allowance for loan losses		0	0
Total loans held-in-portfolio, net		0	(53,769)
FDIC loss-share asset		0	0
Premises and equipment, net		0	0
Accrued income receivable		(36)	(26)
Mortgage servicing assets, at fair value		0	0
Other assets		(17,958)	(18,127)
Goodwill		0	(1)
Other intangible assets		0	0
Total assets		(7,657,605)	(6,326,613)
Deposits:
Non-interest bearing		(24,844)	(20,851)
Interest bearing		(285,930)	(1,357)
Total deposits		(310,774)	(22,208)
Federal funds purchased and assets sold under agreements to repurchase		0	0
Other short-term borrowings		0	(53,769)
Notes payable		0	0
Other liabilities		(18,218)	(18,216)
Liabilities from discontinued operations		0	0
Total liabilities		(328,992)	(94,193)
Stockholders' equity:
Preferred stock		0	0
Common stock		(56,309)	(56,309)
Surplus		(9,815,316)	(10,191,842)
Retained Earnings (Accumulated Deficit)		2,279,265	3,782,651
Treasury stock		0	0
Accumulated other comprehensive (loss) income, net of tax		263,747	233,080
Total stockholders' equity		(7,328,613)	(6,232,420)
Total liabilities and stockholders' equity		(7,657,605)	(6,326,613)
Elimination | Non Covered Under Loss Sharing Agreements with FDIC
Loans held-in-portfolio:
Other real estate owned		0	0
Elimination | Covered Under Loss Sharing Agreements With FDIC Member
Loans held-in-portfolio:
Other real estate owned		$ 0	$ 0

[1]	Refer to Note 25 to the consolidated financial statements for information on the statutory trusts.